Acquisitions and Dispositions - (Schedule of Capital Expenditures and Significant Noncash Items Reported As Discontinued Operations) (Parenthetical) (Detail) $ in Millions	1 Months Ended
Nov. 30, 2021 USD ($)
Questar Gas Transaction | Wexpro | Natural Gas Gathering Systems
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Payments to acquire existing natural gas gathering systems	$ 41